Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 69,370	$ 132,908
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	1,592
Fair Value	69,370	131,316
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		48,252
Gross Unrealized Gains		0
Gross Unrealized Losses		721
Fair Value		47,531
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	69,370	30,883
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	$ 69,370	30,883
U.S. Government Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		23,656
Gross Unrealized Gains		0
Gross Unrealized Losses		398
Fair Value		23,258
U.S. Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		16,297
Gross Unrealized Gains		0
Gross Unrealized Losses		264
Fair Value		16,033
Asset Backed Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		9,312
Gross Unrealized Gains		0
Gross Unrealized Losses		135
Fair Value		9,177
Supranational and Sovereign Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		4,508
Gross Unrealized Gains		0
Gross Unrealized Losses		74
Fair Value		$ 4,434